CONDENSED STATEMENTS OF INCOME (Details) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated other comprehensive income reclassifications for unrealized net gains on available-for-sale security			$ 821
Parent Company [Member]
Accumulated other comprehensive income reclassifications for unrealized net gains on available-for-sale security			$ 821